Equity (Details) - Schedule of the amounts managed as capital - USD ($)	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Schedule Of The Amounts Managed As Capital Abstract
Current borrowings	$ (1,038,155)	$ (1,456,131)
Cash and cash equivalents	8,758	26,142
Net debt	(1,029,397)	(1,429,989)
Total equity	$ 12,120,568	$ 11,752,595
Net debt to equity ratio	8.49%	12.17%